Borrowings - Schedule of Maturity of Borrowings (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 1,703,495	$ 1,324,848
Not later than one year
Disclosure of detailed information about borrowings [line items]
Borrowings	211,574	200,822
Later than one year and not later than five years
Disclosure of detailed information about borrowings [line items]
Borrowings	890,810	864,264
Later than five years
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 601,111	$ 259,762